Document And Entity Information	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Entity Central Index Key	0001660046
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--06-30
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38104
Entity Registrant Name	IMMURON LIMITED
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 3, 62 Lygon Street
Entity Address, Address Line Two	Carlton South
Entity Address, City or Town	Victoria
Entity Address, Postal Zip Code	3053
Entity Address, Country	AU
Title of 12(b) Security	American Depositary Shares, each representing 40 Ordinary Shares
Trading Symbol	IMRN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	322,848,081
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Level 3, 62 Lygon Street
Entity Address, Address Line Two	Carlton South
Entity Address, City or Town	Victoria
Entity Address, Postal Zip Code	3053
Entity Address, Country	AU
Contact Personnel Name	Mr. Steven Lydeamore
City Area Code	+61
Local Phone Number	3 8892 4854